SEMI-ANNUAL REPORT
                            (VAN WAGONER FUNDS LOGO)
                                 JUNE 30, 1997


                                                               August 1, 1997

DEAR FELLOW SHAREHOLDERS:

The first half of 1997 was challenging for the Van Wagoner Funds. Although the major market indices continued to reach new highs, several sectors of the stock market had a difficult first six months. Unfortunately, smaller-cap growth stocks experienced the most difficulty.

For the first four months of the year there was a continuing shift of assets from smaller, lesser-known companies to bigger, more liquid companies. This activity was prevalent among professional investors as well as individuals. Money flows turned negative for the small-cap sector over this time period and affected performance dramatically. The most glaring example of this occurred during April, right in the middle of first quarter earnings reports. Although the majority of our investments had strong first quarter results and good prospects for the second quarter, some share prices fell as much as 25% during the month. This sell-off was the result of investors, both portfolio managers as well as individuals, shifting their portfolios to emphasize large, more liquid stocks. Although our cash flow did not impact our portfolio management, the fact that money left the small-cap sector dramatically affected the Funds' performance.

There was some good news during the month of April. As mentioned before, our companies had very strong fundamental performance and the April decline allowed us to redirect the portfolios into our strongest stocks and get ready for what was likely to occur - a small-cap rebound. The wait was not long, as May provided one of our best months. Buyers, recognizing the value that had been created, reemerged in small-cap growth stocks and lifted the valuations, allowing the Funds to recover considerably. The month of June saw a consolidation of the rapid gains in May and by the end of the month, stocks started rising again in anticipation of earnings reports for the second quarter.

The sector weightings of the portfolios have not changed dramatically since the beginning of the year. We have made some subtle shifts within industries but continue to emphasize technology, health care and energy services. As always our knowledge of the companies in which we invest is superb and this in-depth research again will be reflected in the Funds' performance.

The technology sector continues to have a significant weighting in software stocks but data communications has been lowered in favor of heavier weightings in semiconductors and semiconductor capital equipment. Our emphasis in this new area is in leading-edge companies that provide new products for advanced semi-conductor manufacturing techniques. As we move into 1998 and beyond, semiconductor complexity is demanding new manufacturing techniques, driving a capital-spending program from which the companies in our portfolios will draw direct benefit.

Health care investments continue to emphasize both products and services, although the focus is on leading-edge companies that contribute to the delivery of high quality medical care with an eye on cost reduction.

Our investments in the energy area emphasize the increase in drilling activity in the Gulf of Mexico and in the lower 48 states. New drilling techniques have caused oil companies to increase their drilling activities and our investments are direct beneficiaries of this trend.

Everyone at Van Wagoner Capital Management, Inc. is a shareholder of the Funds. Although the performance of the Funds during the first half of the year was below our expectations, the last two months have seen a strong revival for small-cap growth stocks. I believe this trend will continue and I look forward to reporting better results. Thank you for your patience.

Sincerely,

/s/Garrett R. Van Wagoner
Garrett R. Van Wagoner
President



                        VAN WAGONER EMERGING GROWTH FUND
                            Schedule of Investments
                                 June 30, 1997
                                  (Unaudited)
  NUMBER
OF SHARES                                                          VALUE
---------                                                          -----

            COMMON STOCKS 88.71%

            CHEMICALS - SPECIALTY 0.05%
    12,000  NuCo2, Inc.*                                       $    207,000
                                                               ------------

            COMMERCIAL SERVICES - MISCELLANEOUS 2.77%
    20,000  Abacus Direct Corp.*                                    650,000
   115,000  LHS Group, Inc.*                                      5,038,438
    24,000  MedQuist, Inc.*                                         729,000
   135,000  Pediatrix Medical Group, Inc.*                        6,184,687
                                                               ------------
                                                                 12,602,125
                                                               ------------

            COMMERCIAL SERVICES - SECURITY/SAFETY 1.03%
   199,750  Check Point Software Technologies Ltd.*               4,669,156
                                                               ------------

            COMPUTERS - INTEGRATED SYSTEMS 3.34%
   448,500  Peerless Systems Corp.*+                              6,166,875
   140,000  Wind River Systems, Inc.*                             5,355,000
   250,600  Xionics Document Technologies, Inc.*                  3,696,350
                                                               ------------
                                                                 15,218,225
                                                               ------------

            COMPUTERS - LOCAL NETWORKS 5.48%
   168,250  3COM Corp.*                                           7,571,250
   396,200  Citrix Systems, Inc.*                                17,383,275
                                                               ------------
                                                                 24,954,525
                                                               ------------

            COMPUTERS - MEMORY DEVICES 1.06%
    95,500  Veritas Software Corp.*                               4,798,875
                                                               ------------

            COMPUTERS - MINI/MICRO 4.44%
   120,000  Micron Electronics, Inc.*                             2,137,500
 1,074,000  Rational Software Corp.*                             18,056,625
                                                               ------------
                                                                 20,194,125
                                                               ------------

            COMPUTERS - RETAIL/WHOLESALE 0.84%
   144,500  CHS Electronics, Inc.*                                3,829,250
                                                               ------------

            COMPUTERS - SERVICES 3.73%
   334,500  Viasoft, Inc.*                                       16,975,875
                                                               ------------

            COMPUTERS - SOFTWARE 21.08%
 1,200,000  Avant! Corp.*+                                       38,775,000
     5,000  Mercury Interactive Corp.*                               74,375
   157,143  NetDynamics Inc.*++                                   1,100,001


                        VAN WAGONER EMERGING GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONT'D.)

  NUMBER
OF SHARES                                                          VALUE
---------                                                          -----

            COMPUTERS - SOFTWARE 21.08% (CONT'D.)
   240,000  Netscape Communications Corp.*                     $  7,695,000
 2,006,520  Pure Atria Corp.*+                                   28,342,095
   200,000  Remedy Corp.*                                         8,000,000
    42,000  Saville Systems Ireland PLC ADR*                      2,184,000
   273,000  Technology Modeling Associates, Inc.*+                3,719,625
   369,100  XcelleNet, Inc.*+                                     6,044,012
                                                               ------------
                                                                 95,934,108
                                                               ------------

            ELECTRONICS - LASER SYSTEMS/COMPONENTS 2.62%
   244,900  Cymer, Inc.*                                         11,938,875
                                                               ------------

            ELECTRONICS - MISCELLANEOUS COMPONENTS 0.33%
    45,000  Sawtek, Inc.*                                         1,518,750
                                                               ------------

            ELECTRONICS - SEMICONDUCTOR EQUIPMENT 5.62%
   150,000  Applied Materials., Inc.*                            10,621,875
   150,000  ASM Lithography Holding N.V.*                         8,775,000
   127,000  KLA - Tencor Corp.*                                   6,191,250
                                                               ------------
                                                                 25,588,125
                                                               ------------

            ELECTRONICS - SEMICONDUCTOR MANUFACTURING 3.22%
   125,000  Altera Corp.*                                         6,312,500
   260,500  LSI Logic Corp.*                                      8,336,000
                                                               ------------
                                                                 14,648,500
                                                               ------------

            ENERGY - COMMERCIAL SERVICES 1.61%
   481,600  Simulation Sciences, Inc.*+                           7,344,400
                                                               ------------

            ENERGY - SERVICES 1.97%
   158,400  ENSCO International, Inc.*                            8,355,600
    25,000  Nabors Industries, Inc.*                                625,000
                                                               ------------
                                                                  8,980,600
                                                               ------------

            MEDICAL - BIOMEDICAL/GENETICS 0.53%
   303,500  Cardiovascular Dynamics, Inc.*+                       2,390,063
                                                               ------------

            MEDICAL - ETHICAL DRUGS 1.75%
   200,000  Dura Pharmaceuticals, Inc.*                           7,975,000
                                                               ------------

            MEDICAL - INFORMATION SERVICES 2.30%
   150,000  HBO & Co.                                            10,331,250


                        VAN WAGONER EMERGING GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONT'D.)

  NUMBER
OF SHARES                                                          VALUE
---------                                                          -----

            MEDICAL - INFORMATION SERVICES 2.30% (CONT'D.)
     5,900  HPR, Inc.*                                        $     109,150
                                                               ------------
                                                                 10,440,400
                                                               ------------

            MEDICAL - OUTPATIENT/HOME 1.58%
   128,500  American HomePatient, Inc.*                           3,212,500
   148,300  Renal Treatment Centers, Inc.*                        3,985,562
                                                               ------------
                                                                  7,198,062
                                                               ------------

            MEDICAL - PRODUCTS 0.96%
   199,000  Pharmaceutical Product Development, Inc.*             4,378,000
                                                               ------------

            MEDICAL - WHOLESALE/DRUG 2.53%
   379,500  NCS HealthCare, Inc.*+                               11,527,313
                                                               ------------

            MEDICAL/DENTAL - SUPPLIES 0.99%
   120,000  Steris Corp.*                                         4,485,000
                                                               ------------

            OIL & GAS 6.79%
   190,000  Baker Hughes, Inc.                                    7,350,625
   700,000  Comstock Resources, Inc.*                             7,306,250
    75,000  Falcon Drilling Co., Inc.*                            4,321,875
   205,000  Noble Drilling Corp.*                                 4,625,313
   120,000  Smith International, Inc.*                            7,290,000
                                                               ------------
                                                                 30,894,063
                                                               ------------

            POLLUTION CONTROL - SERVICES 1.59%
   213,700  Newpark Resources, Inc.*                              7,212,375
                                                               ------------

            RETAIL 3.98%
   272,800  Claire's Stores, Inc.                                 4,774,000
   246,900  Family Dollar Stores, Inc.                            6,728,025
   250,000  TJX Companies, Inc.                                   6,593,750
                                                               ------------
                                                                 18,095,775
                                                               ------------

            TELECOMMUNICATIONS - EQUIPMENT 6.24%
   142,000  ADC Telecommunications, Inc.*                         4,739,250
   140,000  Advanced Fibre Communications, Inc.*                  8,452,500
   428,571  Netro Corp.*++                                        2,999,997
   200,000  P-COM, Inc.*                                          6,600,000


                        VAN WAGONER EMERGING GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONT'D.)

  NUMBER
OF SHARES                                                          VALUE
---------                                                          -----

            TELECOMMUNICATIONS - EQUIPMENT 6.24% (CONT'D.)
   100,000  Tellabs, Inc.*                                     $  5,587,500
                                                               ------------
                                                                 28,379,247
                                                               ------------

            TELECOMMUNICATIONS - SERVICES 0.24%
    40,000  Genesys Telecommunications Laboratories, Inc.*        1,110,000
                                                               ------------

            TEXTILES 0.04%
     7,000  Polo Ralph Lauren Corp.*                                191,625
                                                               ------------

            Total Common Stocks
            (cost $335,771,086)                                 403,679,437
                                                               ------------

PRINCIPAL
  AMOUNT
---------

            REPURCHASE AGREEMENTS 12.69%

$57,767,000 UMB Bank, n.a., 5.30%, dated 6/30/97,
            repurchase price $57,775,388, maturing
            7/1/97 (collateralized
            by U.S. Treasury Notes)                              57,767,000
                                                               ------------

            Total Repurchase Agreements
            (cost $57,767,000)                                   57,767,000
                                                               ------------

            SHORT-TERM INVESTMENTS 0.03%

   137,033  UMB Bank, n.a., Money Market Fiduciary                  137,033
                                                               ------------

            Total Short-Term Investments
            (cost $137,033)                                         137,033
                                                               ------------

            Total Investments 101.43%
            (cost $393,675,119)                                 461,583,470

            Other Liabilities
            less Assets (1.43)%                                 (6,508,657)
                                                               ------------

            NET ASSETS 100.00%                                 $455,074,813
                                                               ============

*    Non-income producing
+    Affiliated company - see Note 6
++ Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures established by the Board of Directors.

See notes to financial statements.


                           VAN WAGONER MICRO-CAP FUND
                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (Unaudited)
  NUMBER
OF SHARES                                                          VALUE
---------                                                          -----

            COMMON STOCKS 100.92%

            CHEMICALS - SPECIALTY 1.32%
    81,000  NuCo2, Inc.*                                        $ 1,397,250
                                                               ------------

            COMMERCIAL SERVICES - MISCELLANEOUS 4.91%
    25,000  Abacus Direct Corp.*                                    812,500
    65,500  LHS Group, Inc.*                                      2,869,719
    50,000  MedQuist, Inc.*                                       1,518,750
                                                               ------------
                                                                  5,200,969
                                                               ------------

            COMPUTERS - INTEGRATED SYSTEMS 5.80%
   201,200  Peerless Systems Corp.*+                              2,766,500
   126,500  Western Micro Technology, Inc.*                       1,525,906
   125,000  Xionics Document Technologies, Inc.*                  1,843,750
                                                               ------------
                                                                  6,136,156
                                                               ------------

            COMPUTERS - RETAIL/WHOLESALE 1.50%
    60,000  CHS Electronics, Inc.*                                1,590,000
                                                               ------------

            COMPUTERS - SOFTWARE 23.45%
    58,000  ANSYS, Inc.*                                            456,750
   228,700  Avant! Corp.*+                                        7,389,869
    50,000  JDA Software Group, Inc.*                             1,706,250
   193,000  Mechanical Dynamics, Inc.*                            1,399,250
    75,000  Mercury Interactive Corp.*                            1,115,625
    35,714  NetDynamics Inc.*++                                     249,998
   350,000  Pure Atria Corp.*+                                    4,943,750
   186,000  Rogue Wave Software, Inc.*                            2,325,000
   197,500  Technology Modeling Associates, Inc.*+                2,690,938
     3,000  Wall Data, Inc.*                                         79,125
   150,000  XcelleNet, Inc.*+                                     2,456,250
                                                               ------------
                                                                 24,812,805
                                                               ------------

            ELECTRONICS - MISCELLANEOUS COMPONENTS 0.36%
    20,000  RF Micro Devices, Inc.*                                 382,500
                                                               ------------

            ELECTRONICS - SEMICONDUCTOR EQUIPMENT 3.45%
    50,000  Integrated Process Equipment Corp.*                   1,265,625
     5,000  Rambus, Inc.*                                           232,500
    60,000  SpeedFam International, Inc.*                         2,152,500
                                                               ------------
                                                                  3,650,625
                                                               ------------


                           VAN WAGONER MICRO-CAP FUND
                       SCHEDULE OF INVESTMENTS (CONT'D.)

  NUMBER
OF SHARES                                                          VALUE
---------                                                          -----

            ELECTRONICS - SEMICONDUCTOR MANUFACTURING 5.67%
   115,900  3Dfx Interactive, Inc.*                            $  1,550,162
   150,000  Microsemi Corp.*                                      1,912,500
    70,000  Sipex Corp.*                                          2,537,500
                                                               ------------
                                                                  6,000,162
                                                               ------------

            ENERGY - COMMERCIAL SERVICES 3.46%
   240,000  Simulation Sciences, Inc.*+                           3,660,000
                                                               ------------

            MEDICAL - BIOMEDICAL/GENETICS 5.97%
   250,000  Cardiac Pathways Corp.*+                              2,250,000
   516,000  Cardiovascular Dynamics, Inc.*+                       4,063,500
                                                               ------------
                                                                  6,313,500
                                                               ------------

            MEDICAL - INFORMATION SERVICES 6.18%
    50,369  HBO & Co.                                             3,469,165
    25,000  HCIA, Inc.*                                             837,500
    70,000  HPR, Inc.*                                            1,295,000
    38,000  PHAMIS, Inc.*                                           940,500
                                                               ------------
                                                                  6,542,165
                                                               ------------

            MEDICAL - INSTRUMENTS 4.19%
   301,500  IRIDEX Corp.*+                                        2,751,188
   232,000  Photoelectron Corp.*                                  1,682,000
                                                               ------------
                                                                  4,433,188
                                                               ------------

            MEDICAL - OUTPATIENT/HOME 1.68%
    60,000  American HomePatient, Inc.*                           1,500,000
    13,600  Pediatric Services of America, Inc.*                    273,700
                                                               ------------
                                                                  1,773,700
                                                               ------------

            MEDICAL - PRODUCTS 15.62%
   455,000  Aksys, Ltd.*                                          2,673,125
   932,800  Angeion Corp.*                                        4,022,700
   277,300  ATS Medical, Inc.*                                    1,386,500
   260,100  CardioGenesis Corp.*                                  2,601,000
    75,000  Cytyc Corp.*                                          2,034,375
   240,000  EndoSonics Corp.*                                     2,610,000
    54,500  Pharmaceutical Product Development, Inc.*             1,199,000
                                                               ------------
                                                                 16,526,700
                                                               ------------


                           VAN WAGONER MICRO-CAP FUND
                       SCHEDULE OF INVESTMENTS (CONT'D.)

  NUMBER
OF SHARES                                                          VALUE
---------                                                          -----

            MEDICAL - WHOLESALE/DRUG 3.37%
   117,500  NCS HealthCare, Inc.*+                           $    3,569,063
                                                               ------------

            OIL & GAS 2.36%
    10,000  Atwood Oceanics, Inc.*                                  670,000
   175,000  Comstock Resources, Inc.*                             1,826,562
                                                               ------------
                                                                  2,496,562
                                                               ------------

            POLLUTION CONTROL - SERVICES 0.85%
    51,000  Waste Industries, Inc.*                                 898,875
                                                               ------------

            RETAIL 1.59%
   321,800  Charming Shoppes, Inc.*                               1,679,378
                                                               ------------

            TELECOMMUNICATIONS - EQUIPMENT 4.78%
   246,500  Galileo Corp.*                                        1,571,437
   107,143  Netro Corp.*++                                          750,001
    20,000  Powerwave Technologies, Inc.*                           450,000
    97,350  REMEC, Inc.*                                          2,287,725
                                                               ------------
                                                                  5,059,163
                                                               ------------

            TELECOMMUNICATIONS - SERVICES 4.41%
   378,200  CTC Communications Corp.*                             3,592,900
    38,850  Genesys Telecommunications Laboratories, Inc.*        1,078,087
                                                               ------------
                                                                  4,670,987
                                                               ------------

            Total Common Stocks
            (cost $96,047,560)                                  106,793,748
                                                               ------------



                           VAN WAGONER MICRO-CAP FUND
                       SCHEDULE OF INVESTMENTS (CONT'D.)

  NUMBER
OF SHARES                                                          VALUE
---------                                                          -----

            TOTAL INVESTMENTS 100.92%
            (cost $96,047,560)                                 $106,793,748

            Other Liabilities
            less Assets (0.92)%                                   (970,347)
                                                               ------------

            NET ASSETS 100.00%                                 $105,823,401
                                                               ============


            SECURITIES SOLD SHORT

    35,000  LHS Group, Inc.                                    $  1,533,438
                                                               ------------

            Total Securities Sold Short
            (proceeds $1,141,837)                              $  1,533,438
                                                               ============

*    Non-income producing
+    Affiliated company - see Note 6
++ Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures established by the Board of Directors.

See notes to financial statements.


                            VAN WAGONER MID-CAP FUND
                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (Unaudited)

  NUMBER
OF SHARES                                                          VALUE
---------                                                          -----

            COMMON STOCKS 84.21%

            COMMERCIAL SERVICES - MISCELLANEOUS 1.40%
    30,000  Pediatrix Medical Group, Inc.*                     $  1,374,375
                                                               ------------

            COMMERCIAL SERVICES - SECURITY/SAFETY 1.78%
    75,000  Check Point Software Technologies Ltd.*               1,753,125
                                                               ------------

            COMPUTERS - INTEGRATED SYSTEMS 2.13%
    45,000  Cerner Corp.*                                           945,000
    30,000  Wind River Systems, Inc.*                             1,147,500
                                                               ------------
                                                                  2,092,500
                                                               ------------

            COMPUTERS - LOCAL NETWORKS 5.18%
    40,000  3COM Corp.*                                           1,800,000
    75,000  Citrix Systems, Inc.*                                 3,290,625
                                                               ------------
                                                                  5,090,625
                                                               ------------

            COMPUTERS - MEMORY DEVICES 1.02%
    20,000  Veritas Software Corp.*                               1,005,000
                                                               ------------

            COMPUTERS - MINI/MICRO 4.43%
    55,500  Micron Electronics, Inc.*                               988,594
   200,000  Rational Software Corp.*                              3,362,500
                                                               ------------
                                                                  4,351,094
                                                               ------------

            COMPUTERS - SERVICES 3.36%
    65,000  Viasoft, Inc.*                                        3,298,750
                                                               ------------

            COMPUTERS - SOFTWARE 19.55%
     6,000  Aspen Technologies, Inc.*                               225,750
   248,800  Avant! Corp.*+                                        8,039,350
    50,000  Netscape Communications Corp.*                        1,603,125
   450,000  Pure Atria Corp.*+                                    6,356,250
    35,000  Remedy Corp.*                                         1,400,000
    30,500  Saville Systems Ireland PLC ADR*                      1,586,000
                                                               ------------
                                                                 19,210,475
                                                               ------------

            ELECTRONICS - LASER SYSTEMS/COMPONENTS 2.23%
    45,000  Cymer, Inc.*                                          2,193,750
                                                               ------------



                            VAN WAGONER MID-CAP FUND
                       SCHEDULE OF INVESTMENTS (CONT'D.)

  NUMBER
OF SHARES                                                          VALUE
---------                                                          -----

            ELECTRONICS - SEMICONDUCTOR EQUIPMENT 6.23%
    30,000  Applied Materials, Inc.*                             $2,124,375
    35,000  ASM Lithography Holding N.V.*                         2,047,500
    40,000  KLA - Tencor Corp.*                                   1,950,000
                                                               ------------
                                                                  6,121,875
                                                               ------------

            ELECTRONICS - SEMICONDUCTOR MANUFACTURING 2.59%
    25,000  Altera Corp.*                                         1,262,500
    40,000  LSI Logic Corp.*                                      1,280,000
                                                               ------------
                                                                  2,542,500
                                                               ------------

            ENERGY - SERVICES 3.59%
    55,000  ENSCO International, Inc.*                            2,901,250
    25,000  Nabors Industries, Inc.*                                625,000
                                                               ------------
                                                                  3,526,250
                                                               ------------

            MEDICAL - ETHICAL DRUGS 1.82%
    45,000  Dura Pharmaceuticals, Inc.*                           1,794,375
                                                               ------------

            MEDICAL - INFORMATION SERVICES 3.74%
    30,000  HBO & Co.                                             2,066,250
    65,000  PHAMIS, Inc.*                                         1,608,750
                                                               ------------
                                                                  3,675,000
                                                               ------------

            MEDICAL - OUTPATIENT/HOME 3.76%
    50,000  Renal Care Group, Inc.*                               2,084,375
    60,000  Renal Treatment Centers, Inc.*                        1,612,500
                                                               ------------
                                                                  3,696,875
                                                               ------------
            MEDICAL/DENTAL - SUPPLIES 1.14%
    30,000  Steris Corp.*                                         1,121,250
                                                               ------------

            OIL & GAS 6.34%
    55,000  Baker Hughes, Inc.                                    2,127,813
    20,000  Falcon Drilling Co., Inc.*                            1,152,500
    50,000  Noble Drilling Corp.*                                 1,128,125
    30,000  Smith International, Inc.*                            1,822,500
                                                               ------------
                                                                  6,230,938
                                                               ------------


                            VAN WAGONER MID-CAP FUND
                       SCHEDULE OF INVESTMENTS (CONT'D.)

  NUMBER
OF SHARES                                                          VALUE
---------                                                          -----


            POLLUTION CONTROL - SERVICES 2.75%
    80,000  Newpark Resources, Inc.*                           $  2,700,000
                                                               ------------

            RETAIL 3.79%
    60,000  Claire's Stores, Inc.                                 1,050,000
    50,000  Family Dollar Stores, Inc.                            1,362,500
    50,000  TJX Companies, Inc.                                   1,318,750
                                                               ------------
                                                                  3,731,250
                                                               ------------

            TELECOMMUNICATIONS - EQUIPMENT 7.31%
    37,500  ADC Telecommunications, Inc.*                         1,251,562
    50,000  Advanced Fibre Communications, Inc.*                  3,018,750
    46,000  P-COM, Inc.*                                          1,518,000
    25,000  Tellabs, Inc.*                                        1,396,875
                                                               ------------
                                                                  7,185,187
                                                               ------------

            TEXTILES 0.07%
     2,600  Polo Ralph Lauren Corp.*                                 71,175
                                                               ------------

            Total Common Stocks
            (cost $68,844,497)                                   82,766,369
                                                               ------------

            WARRANTS 1.55%

    15,000  Intel Corp. -
            expires 3/14/98                                       1,522,500
                                                               ------------

            Total Warrants
            (cost $1,627,500)                                     1,522,500
                                                               ------------



                            VAN WAGONER MID-CAP FUND
                       SCHEDULE OF INVESTMENTS (CONT'D.)
PRINCIPAL
  AMOUNT                                                           VALUE
---------                                                          -----

            REPURCHASE AGREEMENTS 14.51%

$14,257,000 UMB Bank, n.a., 5.30%, dated 6/30/97,
            repurchase price $14,259,070, maturing
            7/1/97 (collateralized
            by U.S. Treasury Notes)                             $14,257,000
                                                               ------------


            Total Repurchase Agreements
            (cost $14,257,000)                                   14,257,000
                                                               ------------

            SHORT-TERM INVESTMENTS 0.00%

       381  UMB Bank, n.a., Money Market Fiduciary                      381
                                                               ------------

            Total Short-Term Investments
            (cost $381)                                                 381
                                                               ------------

            Total Investments 100.27%
            (cost $84,729,378)                                   98,546,250

            Other Liabilities
            less Assets (0.27)%                                   (265,995)
                                                               ------------

            NET ASSETS 100.00%                                  $98,280,255
                                                               ============
*    Non-income producing
+    Affiliated company - see Note 6

See notes to financial statements.


                         VAN WAGONER POST-VENTURE FUND
                            SCHEDULE OF INVESTMENTS
                                 June 30, 1997
                                  (Unaudited)

  NUMBER
OF SHARES                                                          VALUE
---------                                                          -----

            COMMON STOCKS 93.24%

            CHEMICALS - SPECIALTY 1.32%
    20,000  NuCo2, Inc.*                                        $   345,000
                                                               ------------

            COMMERCIAL SERVICES - MISCELLANEOUS 4.61%
    20,500  LHS Group, Inc.*                                        898,156
     2,500  MedQuist, Inc.*                                          75,937
     5,000  Pediatrix Medical Group, Inc.*                          229,063
                                                               ------------
                                                                  1,203,156
                                                               ------------

            COMMERCIAL SERVICES - SECURITY/SAFETY 1.57%
    17,500  Check Point Software Technologies Ltd.*                 409,063
                                                               ------------

            COMPUTERS - INTEGRATED SYSTEMS 4.01%
    30,000  Peerless Systems Corp.*+                                412,500
     5,000  Wind River Systems, Inc.*                               191,250
    30,000  Xionics Document Technologies, Inc.*                    442,500
                                                               ------------
                                                                  1,046,250
                                                               ------------

            COMPUTERS - LOCAL NETWORKS 2.94%
    17,500  Citrix Systems, Inc.*                                   767,813
                                                               ------------

            COMPUTERS - MEMORY DEVICES 0.67%
     3,460  Veritas Software Corp.*                                 173,865
                                                               ------------

            COMPUTERS - MINI/MICRO 2.58%
    40,000  Rational Software Corp.*                                672,500
                                                               ------------

            COMPUTERS - RETAIL/WHOLESALE 1.52%
    15,000  CHS Electronics, Inc.*                                  397,500
                                                               ------------

            COMPUTERS - SERVICES 2.72%
    14,000  Viasoft, Inc.*                                          710,500
                                                               ------------

            COMPUTERS - SOFTWARE 20.88%
    42,500  Avant! Corp.*+                                        1,373,281
    10,000  Great Plains Software, Inc.*                            270,000
     5,000  Mechanical Dynamics, Inc.*                               36,250
    20,000  Mercury Interactive Corp.*                              297,500
     7,143  NetDynamics Inc.*++                                      50,001
    13,000  Netscape Communications Corp.*                          416,812
    80,000  Pure Atria Corp.*+                                    1,130,000
     5,000  Remedy Corp.*                                           200,000
    30,000  Rogue Wave Software, Inc.*                              375,000


                         VAN WAGONER POST-VENTURE FUND
                       SCHEDULE OF INVESTMENTS (CONT'D.)

  NUMBER
OF SHARES                                                          VALUE
---------                                                          -----

            COMPUTERS - SOFTWARE 20.88% (CONT'D.)
    10,000  Saville Systems Ireland PLC ADR*                    $   520,000
    33,000  Technology Modeling Associates, Inc.*+                  449,625
    20,000  XcelleNet, Inc.*+                                       327,500
                                                               ------------
                                                                  5,445,969
                                                               ------------

            ELECTRONICS - LASER SYSTEMS/COMPONENTS 2.80%
    15,000  Cymer, Inc.*                                            731,250
                                                               ------------

            ELECTRONICS - MISCELLANEOUS COMPONENTS 1.83%
    25,000  RF Micro Devices, Inc.*                                 478,125
                                                               ------------

            ELECTRONICS - SEMICONDUCTOR EQUIPMENT 6.00%
     8,000  ASM Lithography Holding N.V.*                           468,000
    10,000  KLA - Tencor Corp.*                                     487,500
     5,400  Rambus, Inc.*                                           251,100
    10,000  SpeedFam International, Inc.*                           358,750
                                                               ------------
                                                                  1,565,350
                                                               ------------

            ELECTRONICS - SEMICONDUCTOR MANUFACTURING 4.19%
    47,900  3Dfx Interactive, Inc.*                                 640,663
    12,500  Sipex Corp.*                                            453,125
                                                               ------------
                                                                  1,093,788
                                                               ------------

            ENERGY - COMMERCIAL SERVICES 2.34%
    40,000  Simulation Sciences, Inc.*+                             610,000
                                                               ------------

            MEDICAL - BIOMEDICAL/GENETICS 3.66%
    50,000  Cardiac Pathways Corp.*+                                450,000
    64,000  Cardiovascular Dynamics, Inc.*+                         504,000
                                                               ------------
                                                                    954,000
                                                               ------------

            MEDICAL - ETHICAL DRUGS 1.53%
    10,000  Dura Pharmaceuticals, Inc.*                             398,750
                                                               ------------

            MEDICAL - INFORMATION SERVICES 5.42%
    11,448  HBO & Co.                                               788,447
    20,000  HPR, Inc.*                                              370,000
    10,300  PHAMIS, Inc.*                                           254,925
                                                               ------------
                                                                  1,413,372
                                                               ------------


                         VAN WAGONER POST-VENTURE FUND
                       SCHEDULE OF INVESTMENTS (CONT'D.)

  NUMBER
OF SHARES                                                          VALUE
---------                                                          -----

            MEDICAL - INSTRUMENTS 5.00%
   100,000  IRIDEX Corp.*+                                      $   912,500
    53,900  Photoelectron Corp.*                                    390,775
                                                               ------------
                                                                  1,303,275
                                                               ------------

            MEDICAL - OUTPATIENT/HOME 1.60%
    10,000  Renal Care Group, Inc.*                                 416,875
                                                               ------------

            MEDICAL - PRODUCTS 3.25%
    29,000  Aksys, Ltd.*                                            170,375
    35,000  CardioGenesis Corp.*                                    350,000
    30,000  EndoSonics Corp.*                                       326,250
                                                               ------------
                                                                    846,625
                                                               ------------

            MEDICAL - WHOLESALE/DRUG 1.75%
    15,000  NCS HealthCare, Inc.*+                                  455,625
                                                               ------------

            OIL & GAS 1.00%
    25,000  Comstock Resources, Inc.*                               260,937
                                                               ------------

            POLLUTION CONTROL - SERVICES 1.35%
    20,000  Waste Industries, Inc.*                                 352,500
                                                               ------------

            TELECOMMUNICATIONS - EQUIPMENT 5.76%
    10,000  Advanced Fibre Communications, Inc.*                    603,750
    35,714  Netro Corp.*++                                          249,998
     9,000  P-COM, Inc.*                                            297,000
    15,000  REMEC, Inc.*                                            352,500
                                                               ------------
                                                                  1,503,248
                                                               ------------

            TELECOMMUNICATIONS - SERVICES 1.90%
    17,850  Genesys Telecommunications Laboratories, Inc.*          495,337
                                                               ------------

            TRANSPORTATION 1.04%
    10,000  Ryanair Holdings PLC ADR*                               271,250
                                                               ------------

            Total Common Stocks
            (cost $19,713,883)                                   24,321,923
                                                               ------------

                         VAN WAGONER POST-VENTURE FUND
                       SCHEDULE OF INVESTMENTS (CONT'D.)

PRINCIPAL
  AMOUNT                                                           VALUE
---------                                                          -----

            REPURCHASE AGREEMENTS 8.34%

$2,176,000  UMB Bank, n.a., 5.30%, dated 6/30/97,
            repurchase price $2,176,316, maturing
            7/1/97 (collateralized
            by U.S. Treasury Notes)                            $  2,176,000
                                                               ------------

            Total Repurchase Agreements
            (cost $2,176,000)                                     2,176,000
                                                               ------------

            Total Investments 101.58%
            (cost $21,889,883)                                   26,497,923

            Other Liabilities
            less Assets (1.58)%                                   (411,494)
                                                               ------------

            NET ASSETS 100.00%                                 $ 26,086,429
                                                               ============

SECURITIES SOLD SHORT

  NUMBER
OF SHARES
---------

    15,000  LHS Group, Inc.                                    $    657,187
                                                               ------------

            Total Securities Sold Short
            (proceeds $489,359)                                $    657,187
                                                               ============


*    Non-income producing
+    Affiliated company - see Note 6
++ Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures established by the Board of Directors.

See notes to financial statements.


                                                         VAN WAGONER FUNDS

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                           June 30, 1997
                                                            (Unaudited)
                                                                  EMERGING          MICRO-CAP           MID-CAP      POST-VENTURE
                                                                GROWTH FUND           FUND               FUND            FUND
ASSETS:
Investments, at value:
  Nonaffiliated issuers (cost $239,455,567, $64,547,862,
    $56,858,353 and $14,139,521, respectively)                  $299,507,087   $   70,252,690       $ 69,893,650      $ 17,696,892
  Affiliated issuers (cost $96,452,552, $31,499,698,
    $13,614,025 and $5,574,362, respectively)                    104,309,383       36,541,058         14,395,600         6,625,031
  Repurchase agreements, at value (cost $57,767,000, $0,
  $14,257,000 and $2,176,000, respectively)                       57,767,000                -         14,257,000         2,176,000
Cash                                                                       -                -                  -           587,483
Receivable for investments sold                                    5,488,060        2,441,824            523,733           235,680
Interest and dividends receivable                                     62,998               86             14,420             2,091
Receivable from investment adviser                                         -           41,674                  -            14,248
Deposit at broker for short sales                                          -        1,141,837                  -           489,359
Organizational expenses, net of accumulated amortization              25,718           25,718             25,718                 -
Prepaid expenses and other assets                                     66,751           23,988             23,569            29,481
                                                                ------------     ------------       ------------      ------------
Total Assets                                                     467,226,997      110,468,875         99,133,690        27,856,265
                                                                ------------     ------------       ------------      ------------

LIABILITIES:
Securities sold short, at value (proceeds
  $0, $1,141,837, $0 and $489,359, respectively)                           -        1,533,438                  -           657,187
Payable for investments purchased                                  6,732,176        2,442,643            586,553           985,739
Payable to custodian                                               4,257,450          333,242              5,961                 -
Accrued investment advisory fee                                      462,318          130,035             80,208            31,192
Accrued distribution fee                                             327,128           77,564             75,145            12,629
Payable for shares redeemed                                           15,746                -                  -                 -
Accrued expenses and other liabilities                               357,366          128,552            105,568            83,089
                                                                ------------     ------------       ------------      ------------
Total Liabilities                                                 12,152,184        4,645,474            853,435         1,769,836
                                                                ------------     ------------       ------------      ------------
NET ASSETS                                                      $455,074,813     $105,823,401       $ 98,280,255      $ 26,086,429
                                                                ============     ============       ============      ============
NET ASSETS CONSIST OF:
Capital stock                                                   $      3,962     $        931       $        864      $        270
Paid-in-capital                                                  591,211,278      125,337,353        116,582,537        27,664,046
Accumulated net realized loss on investments                   (204,048,778)     (29,869,470)       (32,120,018)       (6,018,099)
Net unrealized appreciation on investments                        67,908,351       10,354,587         13,816,872         4,440,212
                                                                ------------     ------------       ------------      ------------
Net Assets                                                      $455,074,813     $105,823,401       $ 98,280,255      $ 26,086,429
                                                                ============     ============       ============      ============
CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                                       200,000,000      100,000,000        100,000,000       100,000,000
Issued and outstanding                                            39,621,797        9,307,360          8,635,560         2,698,654

NET ASSET VALUE, REDEMPTION PRICE, AND
OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)                                       $11.49           $11.37             $11.38             $9.67
                                                                      ======           ======             ======            ======

See notes to financial statements.



                                                         VAN WAGONER FUNDS

                                                      STATEMENTS OF OPERATIONS
                                                   Six Months Ended June 30, 1997
                                                            (Unaudited)
                                                                  EMERGING          MICRO-CAP           MID-CAP      POST-VENTURE
                                                                GROWTH FUND           FUND               FUND            FUND
INVESTMENT INCOME:
Interest                                                       $     505,555     $    117,147        $   240,407       $   107,247
Dividends                                                            168,042           16,140             42,357               500
                                                                ------------     ------------       ------------      ------------

Total Investment Income                                              673,597          133,287            282,764           107,747
                                                                ------------     ------------       ------------      ------------

EXPENSES:
Investment advisory fees                                           2,953,245          854,471            542,740           171,378
Transfer agent fees and expenses                                     772,122          247,485            224,163            97,615
Distribution fees                                                    590,649          142,412            135,685            28,563
Fund accounting and administration fees                              145,261           74,721             73,238            30,580
Printing and postage expenses                                        116,607           25,726             25,986            12,011
Custody fees                                                          54,161           16,599             13,838             7,375
Federal and state registration fees                                   30,686           20,145             20,036            18,291
Professional fees                                                      8,018            8,018              8,018            10,994
Amortization of organization costs                                     3,642            3,642              3,642                 -
Directors' fees and expenses                                           1,518            1,518              1,513             1,381
Miscellaneous                                                          9,647            3,022              2,725             1,409
                                                                ------------     ------------       ------------      ------------
Total expenses before waiver                                       4,685,556        1,397,759          1,051,584           379,597
Less: Waiver of expenses                                            (78,712)        (286,947)                  -         (156,805)
                                                                ------------     ------------       ------------      ------------
Net Expenses                                                       4,606,844        1,110,812          1,051,584           222,792
                                                                ------------     ------------       ------------      ------------
NET INVESTMENT LOSS                                              (3,933,247)        (977,525)          (768,820)         (115,045)
                                                                ------------     ------------       ------------      ------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments                                (85,221,891)      (9,577,717)       (17,412,006)       (6,018,099)
Change in unrealized appreciation on investments                  29,856,570      (2,420,390)          6,413,015         4,440,212
                                                                ------------     ------------       ------------      ------------
Net Loss on Investments                                         (55,365,321)     (11,998,107)       (10,998,991)       (1,577,887)
                                                                ------------     ------------       ------------      ------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                      $(59,298,568)    $(12,975,632)      $(11,767,811)      $(1,692,932)
                                                                ============     ============       ============      ============
See notes to financial statements.





                                                         VAN WAGONER FUNDS

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                            (Unaudited)
                                 EMERGING GROWTH                  MICRO-CAP                       MID-CAP              POST-VENTURE
                                      FUND                           FUND                          FUND                    FUND
                            ------------------------       ------------------------       ----------------------       ------------
                            SIX MONTHS         YEAR        SIX MONTHS        YEAR         SIX MONTHS        YEAR        SIX MONTHS
                               ENDED          ENDED          ENDED          ENDED            ENDED          ENDED         ENDED
                             JUNE 30,        DEC. 31,       JUNE 30,       DEC. 31,        JUNE 30,       DEC. 31,       JUNE 30,
                               1997            1996           1997           1996            1997           1996           1997
                            ------------------------       ------------------------       ----------------------       ------------

OPERATIONS:
Net investment loss       $  (3,933,247) $  (7,754,290)   $  (977,525)  $   (972,487)   $   (768,820)  $   (971,113)   $  (115,045)
Net realized loss on
  investments               (85,221,891)  (118,833,259)    (9,577,717)   (20,296,388)    (17,412,006)   (14,710,318)    (6,018,099)
Change in unrealized
  appreciation on
  investments                 29,856,570     38,051,781    (2,420,390)     12,774,977       6,413,015      7,403,857      4,440,212
                            ------------   ------------   ------------   ------------    ------------   ------------   ------------
Net decrease in net
  assets resulting
  from operations           (59,298,568)   (88,535,768)   (12,975,632)    (8,493,898)    (11,767,811)    (8,277,574)    (1,692,932)
                            ------------   ------------   ------------   ------------    ------------   ------------   ------------

CAPITAL SHARE
TRANSACTIONS:
Proceeds from sale
  of shares                  142,179,070  1,363,297,233     52,097,412    245,071,240      46,980,482    244,490,946     42,369,365
Redemption of shares       (265,965,165)  (636,635,323)   (73,996,833)   (95,912,221)    (74,672,898)   (98,506,223)   (14,590,004)
                            ------------   ------------   ------------   ------------    ------------   ------------   ------------
Net increase (decrease)
  from share transactions  (123,786,095)    726,661,910   (21,899,421)    149,159,019    (27,692,416)    145,984,723     27,779,361
                            ------------   ------------   ------------   ------------    ------------   ------------   ------------
TOTAL INCREASE (DECREASE)
IN NET ASSETS              (183,084,663)    638,126,142   (34,875,053)    140,665,121    (39,460,227)    137,707,149     26,086,429

NET ASSETS:
Beginning of period          638,159,476         33,334    140,698,454         33,333     137,740,482         33,333              -
                            ------------   ------------   ------------   ------------    ------------   ------------   ------------
End of period               $455,074,813   $638,159,476   $105,823,401   $140,698,454    $ 98,280,255   $137,740,482    $26,086,429
                            ============   ============   ============   ============    ============   ============   ============
TRANSACTIONS IN SHARES
Shares sold                   12,469,689     96,673,050      4,442,938     18,977,746       3,954,182     18,740,673      4,305,494
Shares redeemed             (23,123,152)   (46,401,123)    (6,438,828)    (7,677,829)     (6,433,572)    (7,629,056)    (1,606,840)
                            ------------   ------------   ------------   ------------    ------------   ------------   ------------
Net increase (decrease)     (10,653,463)     50,271,927    (1,995,890)     11,299,917     (2,479,390)     11,111,617      2,698,654
                            ============   ============   ============   ============    ============   ============   ============


See notes to financial statements.




                                                         VAN WAGONER FUNDS

                                                        FINANCIAL HIGHLIGHTS
                                   For a Fund share outstanding throughout the period (Unaudited)
                                 EMERGING GROWTH                  MICRO-CAP                       MID-CAP          POST-VENTURE<F1>
                                      FUND                           FUND                          FUND                    FUND
                            ------------------------       ------------------------       ----------------------       ------------
                            SIX MONTHS         YEAR        SIX MONTHS        YEAR         SIX MONTHS        YEAR        SIX MONTHS
                               ENDED          ENDED          ENDED          ENDED            ENDED          ENDED         ENDED
                             JUNE 30,        DEC. 31,       JUNE 30,       DEC. 31,        JUNE 30,       DEC. 31,       JUNE 30,
                               1997            1996           1997           1996            1997           1996           1997
                            ------------------------       ------------------------       ----------------------       ------------

Net Asset Value, Beginning
  of Period                    $12.69          $10.00         $12.45         $10.00          $12.39         $10.00        $10.00
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment loss            (0.10)          (0.15)         (0.11)         (0.09)          (0.09)         (0.09)        (0.04)
Net realized and unrealized
  gains (losses) on
  investments                  (1.10)            2.84<F2>     (0.97)           2.54<F2>      (0.92)           2.48<F2>    (0.29)
                              -------         -------        -------        -------         -------        -------       -------
Total from investment
  operations                   (1.20)            2.69         (1.08)           2.45          (1.01)           2.39        (0.33)
                              -------         -------        -------        -------         -------        -------       -------
Net Asset Value, End
  of Period                    $11.49          $12.69         $11.37         $12.45          $11.38         $12.39         $9.67
                               ======          ======         ======         ======          ======         ======        ======
Total Return<F3>              (9.46)%          26.90%        (8.67)%         24.50%         (8.15)%         23.90%       (3.30)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
  period (000s)              $455,075        $638,159       $105,823       $140,698         $98,280       $137,740       $26,086
Ratio of expenses to
  average net assets - net
  of waivers
  and reimbursements<F4>        1.95%           1.95%          1.95%          1.95%           1.94%          1.95%         1.95%
Ratio of net investment
  loss to average net
  assets - net of
  waivers and
  reimbursements<F4>          (1.66)%         (1.49)%        (1.72)%        (1.04)%         (1.42)%        (1.16)%       (1.01)%
Ratio of expenses to
  average net assets -
  before waivers
  and reimbursements<F4>        1.98%           1.98%          2.45%          2.55%           1.94%          2.05%         3.32%
Ratio of net investment
  loss to average net
  assets - before
  waivers and
  reimbursements<F4>          (1.69)%         (1.52)%        (2.22)%        (1.64)%         (1.42)%        (1.26)%       (2.38)%
Portfolio turnover rate<F3>      148%            159%            91%           153%            150%           173%          165%
Average commission rate
  paid on portfolio
  investment transactions     $0.0451         $0.0531        $0.0344        $0.0474         $0.0465        $0.0516       $0.0388

<F1> Commenced operations after the close of business on December 31, 1996
<F2> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
<F3> Not annualized
<F4> Annualized for periods less than a full year

See notes to financial statements.


                               VAN WAGONER FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 1997
                                  (Unaudited)

1. ORGANIZATION

   Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund and Post-Venture Fund (collectively "the Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") which permit management to make certain estimates and assumptions at the date of the financial statements.

   (a) INVESTMENT VALUATION - A security traded on a recognized stock exchange is valued at the last sale price. If no sale is reported, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' investment adviser under the supervision of the Board of Directors.

   (b) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held by the Funds' custodian.

                    NOTES TO FINANCIAL STATEMENTS (cont'd.)

   (c) ORGANIZATION COSTS - Costs incurred by the Emerging Growth, Micro-Cap and Mid-Cap Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years. If any of the original shares of a Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Funds being redeemed by the total number of original shares outstanding at the time of redemption.

   (d) EXPENSES - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

   (e) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

        As of December 31, 1996, the Emerging Growth, Micro-Cap and Mid-Cap Funds had federal income tax capital loss carryforwards of $80,675,019, $11,452,503 and $10,849,236, respectively. The entire federal income tax loss carryforward for each Fund expires in 2004.

   (f) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal tax regulations, which may differ from GAAP.

   (g) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the

                      NOTES TO FINANCIAL STATEMENTS (cont'd.)

        investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. INVESTMENT ADVISORY AGREEMENT

   Each Fund has an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of each agreement, the Adviser is compensated at the following percentage of average daily net assets for each Fund: 1.25% for the Emerging Growth Fund, 1.50% for the Micro-Cap Fund, 1.00% for the Mid-Cap Fund and 1.50% for the Post-Venture Fund. The Adviser has agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed 1.95% for each Fund until January 1, 1998. Expenses of $78,712, $286,947 and $156,805 were waived in the Emerging Growth, Micro-Cap and Post-Venture Funds, respectively.

4. SERVICE AND DISTRIBUTION PLAN

   The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund's average daily net assets.

5. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended June 30, 1997 were as follows:

                     EMERGING      MICRO-CAP       MID-CAP      POST-VENTURE
                   GROWTH FUND        FUND           FUND           FUND
                   ------------    ---------       -------      ------------
    Purchases      $664,916,617   $ 99,574,842   $144,048,632   $52,909,482
    Sales           875,858,842    120,101,954    188,863,632    28,104,977

   For the period ended June 30, 1997, there were no purchases or sales of long-term U.S. government securities.

                    NOTES TO FINANCIAL STATEMENTS (cont'd.)

   The cost of securities on a tax basis for the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund and Post-Venture Fund is $409,932,311, $97,257,029, $89,182,137 and $22,499,570, respectively. At June 30, 1997, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                     EMERGING      MICRO-CAP       MID-CAP      POST-VENTURE
                   GROWTH FUND        FUND           FUND           FUND
                   ------------    ---------       -------      ------------
  Unrealized
  appreciation     $73,932,750    $18,050,475    $13,859,026     $5,070,843

  (Unrealized
  depreciation)    (22,281,591)   (8,513,756)    (4,494,913)    (1,072,490)
                   ------------   -----------    -----------    -----------
  Net unrealized
  appreciation
  on investments   $51,651,159    $  9,536,719   $  9,364,113    $3,998,353


6. TRANSACTIONS WITH AFFILIATED COMPANIES

   An affiliated company is a company in which one or more Funds has ownership of at least 5% of the voting securities. Companies which are affiliates of each Fund are as follows:

                                                                                                            AMOUNT OF
                                                                                             AMOUNT OF     GAIN (LOSS)
                                                     SHARE ACTIVITY                          DIVIDENDS      REALIZED
                                 -----------------------------------------------------       CREDITED        ON SALE
                                  BALANCE      PURCHASES/       SALES/         BALANCE       TO INCOME      OF SHARES
   SECURITY NAME                 12/31/96       ADDITIONS     REDUCTIONS       6/30/97        IN 1997        IN 1997
   ---------------------------------------------------------------------------------------------------------------------
  EMERGING GROWTH FUND
  Avant! Corp.*                   950,000        250,000              -      1,200,000              -              -
  Cardiac Pathways
     Corp.*                       250,000              -        250,000              -              -    $ (663,004)
  Cardiovascular
     Dynamics, Inc.*                    -        303,500              -        303,500              -              -
  NCS HealthCare,
     Inc.*                        425,000         47,000         92,500        379,500              -        144,590
  Patterson Energy,
     Inc.*                              -        300,000        300,000              -              -      1,920,979
  Peerless Systems
     Corp.*                             -        448,500              -        448,500              -              -




                                              NOTES TO FINANCIAL STATEMENTS (cont'd.)

                                                                                                            AMOUNT OF
                                                                                             AMOUNT OF     GAIN (LOSS)
                                                     SHARE ACTIVITY                          DIVIDENDS      REALIZED
                                 -----------------------------------------------------       CREDITED        ON SALE
                                  BALANCE      PURCHASES/       SALES/         BALANCE       TO INCOME      OF SHARES
   SECURITY NAME                 12/31/96       ADDITIONS     REDUCTIONS       6/30/97        IN 1997        IN 1997
   ---------------------------------------------------------------------------------------------------------------------
  EMERGING GROWTH FUND (cont'd.)
  Pure Atria Corp.*               450,000      1,561,520          5,000      2,006,520              -   $   (23,546)
  Simulation
     Sciences, Inc.*                    -        481,600              -        481,600              -              -
  Technology
     Modeling
     Associates, Inc.*            250,000         65,500         42,500        273,000              -       (55,014)
  XcelleNet, Inc.*                      -        369,200            100        369,100              -          (103)
                                                                                                -----    -----------
                                                                                                    -     $1,323,902
                                                                                                =====    ===========

  MICRO-CAP FUND
  Avant! Corp.*                         -        228,700              -        228,700              -              -
  Cardiac Pathways
     Corp.*                       400,000        153,600        303,600        250,000              -       $165,942
  Cardiovascular
     Dynamics, Inc.*              250,000        276,000         10,000        516,000              -       (35,003)
  IRIDEX Corp.*                   300,000          1,500              -        301,500              -              -
  NCS HealthCare, Inc.*           100,000         17,500              -        117,500              -              -
  Patterson Energy, Inc.*          15,000         85,000        100,000              -              -        494,540
  Peerless Systems
     Corp.*                       225,000         83,000        106,800        201,200              -        611,112
  Pure Atria Corp.*                     -        350,000              -        350,000              -              -
  Simulation
     Sciences, Inc.*              100,000        156,900         16,900        240,000              -       (74,631)
  Technology
     Modeling
     Associates, Inc.*            287,500              -         90,000        197,500              -      (112,538)
  Template
     Software, Inc.*                    -         86,000         86,000              -              -      (127,965)
  XcelleNet, Inc.*                275,000              -        125,000        150,000              -       (43,068)
                                                                                                -----    -----------
                                                                                                    -       $878,389
                                                                                                =====    ===========




                                              NOTES TO FINANCIAL STATEMENTS (cont'd.)


                                                                                                            AMOUNT OF
                                                                                             AMOUNT OF     GAIN (LOSS)
                                                     SHARE ACTIVITY                          DIVIDENDS      REALIZED
                                 -----------------------------------------------------       CREDITED        ON SALE
                                  BALANCE      PURCHASES/       SALES/         BALANCE       TO INCOME      OF SHARES
   SECURITY NAME                 12/31/96       ADDITIONS     REDUCTIONS       6/30/97        IN 1997        IN 1997
   ---------------------------------------------------------------------------------------------------------------------
  MID-CAP FUND
  Avant! Corp.*                   200,000         48,800              -        248,800              -              -
  Pure Atria Corp.*               100,000        355,000          5,000        450,000              -      $(22,218)
                                                                                                -----    -----------
                                                                                                    -      $(22,218)
                                                                                                =====    ===========
  POST-VENTURE FUND
  Avant! Corp.*                         -         57,500         15,000         42,500              -     $(125,369)
  Cardiac Pathways
     Corp.*                             -         50,000              -         50,000              -              -
  Cardiovascular
     Dynamics, Inc.*                    -         67,500          3,500         64,000              -       (14,001)
  IRIDEX Corp.*                         -        100,000              -        100,000              -              -
  NCS HealthCare,
     Inc.*                              -         20,000          5,000         15,000              -       (25,005)
  Patterson Energy,
     Inc.*                              -         20,000         20,000              -              -         74,216
  Peerless Systems
     Corp.*                             -         45,000         15,000         30,000              -       (35,308)
  Pure Atria Corp.*                     -        100,000         20,000         80,000              -      (196,409)
  Simulation
     Sciences, Inc.*                    -         45,000          5,000         40,000              -          8,231
  Technology
     Modeling
     Associates, Inc.*                  -         33,000              -         33,000              -              -
  Template
     Software, Inc.*                    -         30,000         30,000              -              -       (43,188)
  XcelleNet, Inc.*                      -         20,000              -         20,000              -              -
                                                                                                -----    -----------
                                                                                                    -     $(356,833)
                                                                                                =====    ===========

* Non-income producing

                              FOR FUND INFORMATION
                            AND SHAREHOLDER SERVICES
                              CALL 1-800-228-2121.


This report is submitted for the general information of shareholders of Van Wagoner Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds. The prospectus gives details about charges, investment objectives, risks and operating policies of the Funds. Read the prospectus carefully.


                               Van Wagoner Funds
                                 P.O. Box 1628
                            Milwaukee, WI 53201-1628